Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	$ (1,091)	$ (1,165)	$ (1,468)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	729,807	746,638
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727,568	737,794
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,445	192,817
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,792	15,480
Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,814	75,012
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,032	30,514
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	387,220	397,761
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	156,930	152,479
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,470	43,945
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,226	13,990
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,903	14,004
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,287	149,283
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,834	1,716
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,272	3,813
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,264	26,209
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,611	2,453
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,239	8,844
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(259)	(282)	(306)
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	712,078	728,923
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	709,839	720,079
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,402	192,817
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,792	15,453
Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,814	75,012
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,032	30,514
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	370,095	380,564
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,651	143,505
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,112	40,463
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,733	12,643
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,211	12,076
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,196	149,255
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,420	1,345
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,261	3,799
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,704	25,718
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,357	2,184
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,239	8,844
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(107)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(65)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	44	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	26
Lifetime expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,587	15,620
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,579	8,262
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,349	3,472
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,189	1,037
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,342	1,492
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	382	342
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	413	302
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	128	106
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(564)	(662)	(829)
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	1
Lifetime expected credit losses | Credit-impaired positions | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,538	1,577
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	699	711
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	9
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	303	310
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	436
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	27
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	31	29
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11	7
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147	189
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	126	163
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	730,696	747,606
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	728,457	738,762
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,457	192,817
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,798	15,488
Gross carrying amount | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,816	75,014
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,033	30,514
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	388,003	398,611
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	157,091	152,610
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,511	44,004
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,356	14,161
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,154	14,263
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,313	149,316
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,869	1,752
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,367	3,927
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,350	26,318
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,670	2,539
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,402	192,817
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,797	15,460
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,816	75,014
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,033	30,514
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	370,224	380,690
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,678	143,533
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,129	40,483
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,757	12,665
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,237	12,095
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,205	149,261
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,427	1,355
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,266	3,805
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,721	25,745
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,364	2,203
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	56
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	27
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,767	15,773
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,686	8,333
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,372	3,512
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,204	1,053
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,364	1,507
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	393	351
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	419	309
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	130	109
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,012	2,148
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	744
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	10
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	395	443
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	553	661
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	55
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	50	46
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	101	115
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	210	264
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	176	226
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(12)	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(8)
Allowance for expected credit loss | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(783)	(850)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(132)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(41)	(60)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(130)	(170)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(251)	(259)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(26)	(33)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(36)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(96)	(114)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(109)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(59)	(86)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(5)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(129)	(126)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(28)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(24)	(22)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(26)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(10)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(12)	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(180)	(152)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(107)	(71)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(23)	(40)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(14)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(15)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(9)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(474)	(572)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(33)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(92)	(133)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(203)	(225)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(28)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(90)	(108)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(51)	(63)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	732,618	747,477
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	730,379	738,632
UBS AG | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,445	192,817
UBS AG | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,671	15,360
UBS AG | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,814	75,012
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,033	30,514
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	390,027	398,693
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	156,930	152,479
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,470	43,945
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,226	13,990
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,903	14,004
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,287	149,283
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,834	1,716
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,272	3,813
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,389	26,236
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,611	2,453
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,239	8,844
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(260)	(282)	(306)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	714,889	729,762
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	712,651	720,917
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,402	192,817
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,670	15,333
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,814	75,012
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,033	30,514
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	372,903	381,496
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,651	143,505
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,112	40,463
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,733	12,643
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,211	12,076
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,196	149,255
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,420	1,345
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,261	3,799
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,829	25,746
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,357	2,184
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,239	8,844
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(107)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(23)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(65)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(37)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(12)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	44	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	26
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,587	15,620
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,579	8,262
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,349	3,472
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,189	1,037
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,342	1,492
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	382	342
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	413	302
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	128	106
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(564)	(662)	$ (829)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,538	1,577
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	699	711
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	9
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	303	310
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	436
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	27
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	31	29
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11	7
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147	189
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	126	163
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	733,508	748,445
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	731,269	739,601
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,457	192,817
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,676	15,368
UBS AG | Gross carrying amount | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,816	75,014
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,034	30,514
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	390,810	399,543
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	157,091	152,610
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,511	44,004
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,356	14,161
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,154	14,263
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,313	149,316
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,869	1,752
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,367	3,927
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,475	26,346
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,670	2,539
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	169,402	192,817
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,675	15,340
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	67,816	75,014
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35,034	30,514
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	373,032	381,622
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,678	143,533
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,129	40,483
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,757	12,665
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,237	12,095
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,205	149,261
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,427	1,355
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,266	3,805
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,846	25,772
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,364	2,203
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	56
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	27
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,767	15,773
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,686	8,333
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,372	3,512
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,204	1,053
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,364	1,507
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	393	351
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	419	309
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	130	109
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,012	2,148
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	744
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	10
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	395	443
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	553	661
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	55
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	50	46
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	101	115
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	210	264
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	176	226
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(12)	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(8)
UBS AG | Allowance for expected credit loss | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(783)	(850)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(132)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(41)	(60)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(130)	(170)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(251)	(259)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(26)	(33)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(36)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(96)	(114)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(109)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(59)	(86)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(5)	(7)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(129)	(126)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(28)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(19)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(24)	(22)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(26)	(19)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(6)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(10)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(6)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(19)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(12)	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(1)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(180)	(152)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(107)	(71)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(23)	(40)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(14)	(16)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(15)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(9)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(7)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(3)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Repurchase agreements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(474)	(572)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(33)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(92)	(133)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(203)	(225)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(28)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(17)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(90)	(108)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(51)	(63)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0